Property and Equipment, Net - Schedule of Property and Equipment, Net Consist (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Property, Plant and Equipment [Line Items]
Sub-total	$ 312	$ 224
Less: accumulated depreciation	(155)	(74)
Property and equipment, net	157	150
Leasehold Improvement [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	167	106
Computers Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	84	64
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	55	48
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 6	$ 6